Document And Entity Information	9 Months Ended
	Dec. 31, 2011	Mar. 02, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	India Globalization Capital, Inc.
Document Type	S-1
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding		52,460,433
Amendment Flag	false
Entity Central Index Key	0001326205
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3